AB Sustainable Global Thematic Fund

Portfolio of Investments

April 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 92.9%
Information Technology – 25.9%
Electronic Equipment, Instruments & Components – 3.6%
Flex Ltd.(a) (b)	2,032,590	$19,838,078
Keyence Corp.	52,600	18,778,833

		38,616,911

IT Services – 6.7%
Adyen NV(b) (c)	24,170	23,869,800
Pagseguro Digital Ltd.(a) (b)	536,770	13,596,384
Square, Inc. - Class A(a) (b)	203,527	13,257,749
Visa, Inc. - Class A(a)	117,375	20,977,260

		71,701,193

Semiconductors & Semiconductor Equipment – 6.6%
Cree, Inc.(a) (b)	362,220	15,622,549
Infineon Technologies AG	1,167,333	21,701,796
NVIDIA Corp.	57,359	16,764,888
NXP Semiconductors NV(a)	165,510	16,479,831

		70,569,064

Software – 6.9%
Dassault Systemes SE	138,080	20,224,616
Microsoft Corp.	126,565	22,681,714
Proofpoint, Inc.(b)	142,416	17,336,300
Zendesk, Inc.(a) (b)	186,780	14,359,646

		74,602,276

Technology Hardware, Storage & Peripherals – 2.1%
Apple, Inc.(a)	78,929	23,189,340

		278,678,784

Health Care – 23.5%
Biotechnology – 1.5%
Abcam PLC	1,019,270	16,303,883

Health Care Equipment & Supplies – 6.6%
Danaher Corp.(a)	123,983	20,266,261
Koninklijke Philips NV	627,730	27,364,305
West Pharmaceutical Services, Inc.	120,563	22,817,753

		70,448,319

Health Care Providers & Services – 5.1%
Apollo Hospitals Enterprise Ltd.	952,779	17,553,064
Laboratory Corp. of America Holdings(b)	124,050	20,400,023
UnitedHealth Group, Inc.(a)	57,567	16,836,620

		54,789,707

Life Sciences Tools & Services – 10.3%
Bio-Rad Laboratories, Inc. - Class A(a) (b)	71,290	31,374,729
Bruker Corp.	359,555	14,137,703
Gerresheimer AG	352,440	28,029,299
ICON PLC(b)	84,090	13,493,922

Company	Shares	U.S. $ Value
Tecan Group AG	74,780	$24,074,843

		111,110,496

		252,652,405

Industrials – 12.1%
Building Products – 3.2%
Kingspan Group PLC	405,945	20,685,742
Trex Co., Inc.(a) (b)	142,050	13,526,001

		34,211,743

Commercial Services & Supplies – 1.6%
Waste Management, Inc.(a)	177,930	17,796,559

Electrical Equipment – 3.8%
Schneider Electric SE	196,490	18,158,100
Vestas Wind Systems A/S	261,760	22,478,149

		40,636,249

Machinery – 2.1%
Xylem, Inc./NY(a)	313,228	22,521,093

Professional Services – 1.4%
Recruit Holdings Co., Ltd.	523,800	15,279,867

		130,445,511

Financials – 9.9%
Banks – 2.4%
Erste Group Bank AG	561,600	12,171,465
HDFC Bank Ltd.	1,049,125	13,752,081

		25,923,546

Capital Markets – 5.8%
Charles Schwab Corp. (The)	303,822	11,460,166
MSCI, Inc. - Class A	97,380	31,843,260
Partners Group Holding AG	24,694	19,459,858

		62,763,284

Insurance – 1.7%
AIA Group Ltd.	1,925,200	17,669,036

		106,355,866

Consumer Discretionary – 6.6%
Auto Components – 1.7%
Aptiv PLC(a)	265,322	18,453,145

Automobiles – 1.2%
Tesla, Inc.(b)	16,596	12,976,080

Internet & Direct Marketing Retail – 1.7%
Alibaba Group Holding Ltd.(b)	710,320	18,027,365

Textiles, Apparel & Luxury Goods – 2.0%
NIKE, Inc. - Class B	248,910	21,699,974

		71,156,564

Company	Shares	U.S. $ Value

Materials – 6.5%
Chemicals – 6.5%
Chr Hansen Holding A/S	329,380	$28,400,358
Ecolab, Inc.	105,989	20,508,871
Koninklijke DSM NV	169,880	20,820,808

		69,730,037

Consumer Staples – 4.8%
Food Products – 1.9%
Kerry Group PLC - Class A	181,340	20,806,127

Household Products – 2.9%
Procter & Gamble Co. (The)	175,460	20,681,470
Unicharm Corp.	273,700	10,086,803

		30,768,273

		51,574,400

Utilities – 1.9%
Water Utilities – 1.9%
American Water Works Co., Inc.(a)	162,541	19,779,614

Communication Services – 1.7%
Interactive Media & Services – 1.7%
Tencent Holdings Ltd.	344,400	18,104,913

Total Common Stocks (cost $782,150,528)		998,478,094

SHORT-TERM INVESTMENTS – 6.9%
Investment Companies – 6.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.35%(d) (e) (f) (cost $73,958,836)	73,958,836	73,958,836

Total Investments – 99.8% (cost $856,109,364)(g)		1,072,436,930
Other assets less liabilities – 0.2%		2,152,959

Net Assets – 100.0%		$1,074,589,889

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	3,399	USD	2,387	06/15/2020	$(55,193)
Bank of America, NA	USD	8,341	AUD	13,155	06/15/2020	232,985
Bank of America, NA	USD	12,300	CNY	86,415	06/15/2020	(92,143)
Bank of America, NA	USD	14,755	JPY	1,625,288	06/15/2020	397,761
Barclays Bank PLC	KRW	2,021,975	USD	1,682	05/14/2020	16,968
Barclays Bank PLC	TWD	88,212	USD	2,956	05/21/2020	(16,296)
Barclays Bank PLC	USD	15,042	TWD	447,679	05/21/2020	42,193
Barclays Bank PLC	CAD	7,013	USD	5,062	06/15/2020	23,446
Barclays Bank PLC	CNY	35,274	USD	4,945	06/15/2020	(37,863)
Barclays Bank PLC	EUR	13,897	USD	15,371	06/15/2020	129,823
Barclays Bank PLC	EUR	2,898	USD	3,165	06/15/2020	(13,499)
Barclays Bank PLC	GBP	1,684	USD	2,089	06/15/2020	(32,729)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	315,539	USD	2,953	06/15/2020	$11,528
Barclays Bank PLC	JPY	905,285	USD	8,293	06/15/2020	(147,472)
Barclays Bank PLC	USD	2,080	CAD	2,937	06/15/2020	30,657
Barclays Bank PLC	USD	2,029	CNY	14,467	06/15/2020	14,194
Barclays Bank PLC	USD	2,809	CNY	19,557	06/15/2020	(46,637)
Barclays Bank PLC	USD	2,935	EUR	2,617	06/15/2020	(65,129)
Barclays Bank PLC	USD	1,639	GBP	1,310	06/15/2020	11,237
Barclays Bank PLC	USD	27,742	GBP	21,984	06/15/2020	(48,583)
Barclays Bank PLC	USD	7,239	JPY	781,723	06/15/2020	49,192
Barclays Bank PLC	USD	5,604	JPY	589,631	06/15/2020	(106,271)
Barclays Bank PLC	USD	6,724	SEK	65,587	06/15/2020	1,115
Barclays Bank PLC	INR	941,633	USD	11,994	07/23/2020	(349,175)
BNP Paribas SA	USD	1,816	KRW	2,212,894	05/14/2020	6,430
BNP Paribas SA	USD	2,713	GBP	2,289	06/15/2020	170,050
BNP Paribas SA	INR	368,966	USD	4,742	07/23/2020	(94,541)
Citibank, NA	BRL	19,701	USD	3,751	05/05/2020	128,594
Citibank, NA	USD	3,630	BRL	19,701	05/05/2020	(7,277)
Citibank, NA	KRW	3,555,901	USD	2,837	05/14/2020	(91,374)
Citibank, NA	USD	2,162	KRW	2,634,266	05/14/2020	7,033
Citibank, NA	USD	14,686	KRW	17,417,116	05/14/2020	(342,847)
Citibank, NA	USD	4,430	RUB	322,008	05/20/2020	(106,705)
Citibank, NA	BRL	18,794	USD	3,477	06/02/2020	29,708
Citibank, NA	EUR	18,563	USD	20,585	06/15/2020	225,884
Citibank, NA	EUR	13,025	USD	14,193	06/15/2020	(92,123)
Citibank, NA	GBP	2,724	USD	3,286	06/15/2020	(145,408)
Citibank, NA	HKD	35,464	USD	4,562	06/15/2020	(10,427)
Citibank, NA	USD	22,125	CAD	30,615	06/15/2020	(129,276)
Citibank, NA	USD	2,828	CNY	19,994	06/15/2020	(3,698)
Citibank, NA	USD	6,127	EUR	5,629	06/15/2020	46,992
Citibank, NA	USD	6,023	EUR	5,480	06/15/2020	(12,926)
Citibank, NA	USD	1,046	HKD	8,113	06/15/2020	178
Citibank, NA	USD	9,259	JPY	997,069	06/15/2020	36,809
Citibank, NA	USD	6,856	JPY	720,267	06/15/2020	(140,729)
Citibank, NA	USD	4,158	ZAR	69,168	06/15/2020	(441,882)
Credit Suisse International	AUD	3,511	USD	2,044	06/15/2020	(244,373)
Credit Suisse International	CHF	6,421	USD	6,587	06/15/2020	(73,002)
Credit Suisse International	EUR	8,292	USD	9,006	06/15/2020	(88,565)
Credit Suisse International	USD	2,410	CNY	17,069	06/15/2020	1,468
Credit Suisse International	USD	15,141	EUR	14,004	06/15/2020	217,978
Goldman Sachs Bank USA	RUB	82,582	USD	1,134	05/20/2020	25,310
Goldman Sachs Bank USA	USD	2,244	TWD	66,982	05/21/2020	12,722
Goldman Sachs Bank USA	CNY	16,755	USD	2,355	06/15/2020	(11,844)
Goldman Sachs Bank USA	EUR	15,058	USD	16,339	06/15/2020	(175,588)
Goldman Sachs Bank USA	GBP	1,626	USD	2,032	06/15/2020	(16,312)
Goldman Sachs Bank USA	JPY	491,832	USD	4,485	06/15/2020	(100,954)
Goldman Sachs Bank USA	USD	2,279	CNY	16,077	06/15/2020	(7,964)
Goldman Sachs Bank USA	USD	2,232	GBP	1,791	06/15/2020	23,878
Goldman Sachs Bank USA	USD	9,455	JPY	1,032,048	06/15/2020	167,264
Goldman Sachs Bank USA	USD	2,410	MXN	54,520	06/15/2020	(162,536)
JPMorgan Chase Bank, NA	EUR	8,226	USD	8,936	06/15/2020	(86,185)
JPMorgan Chase Bank, NA	USD	5,540	CAD	7,814	06/15/2020	73,839
Natwest Markets PLC	CNY	12,679	USD	1,795	06/15/2020	3,844
Natwest Markets PLC	CNY	14,838	USD	2,086	06/15/2020	(10,603)
Natwest Markets PLC	EUR	118,021	USD	132,160	06/15/2020	2,721,776
Natwest Markets PLC	GBP	1,268	USD	1,585	06/15/2020	(12,454)
Natwest Markets PLC	JPY	1,103,521	USD	10,369	06/15/2020	80,790
Natwest Markets PLC	JPY	237,965	USD	2,156	06/15/2020	(62,174)
Natwest Markets PLC	USD	6,780	GBP	5,598	06/15/2020	271,971
Natwest Markets PLC	USD	1,532	GBP	1,178	06/15/2020	(48,431)
Natwest Markets PLC	USD	4,046	JPY	437,549	06/15/2020	33,847
Standard Chartered Bank	BRL	19,701	USD	3,630	05/05/2020	7,277
Standard Chartered Bank	USD	3,539	BRL	19,701	05/05/2020	84,016
Standard Chartered Bank	BRL	19,701	USD	3,530	06/02/2020	(83,888)
Standard Chartered Bank	CNY	24,463	USD	3,480	06/15/2020	24,410
Standard Chartered Bank	INR	155,564	USD	1,992	07/23/2020	(46,646)
State Street Bank & Trust Co.	EUR	3,626	USD	3,995	06/15/2020	18,693
State Street Bank & Trust Co.	EUR	8,843	USD	9,654	06/15/2020	(44,476)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	HKD	38,557	USD	4,968	06/15/2020	$(3,074)
State Street Bank & Trust Co.	USD	1,818	CAD	2,535	06/15/2020	3,531
State Street Bank & Trust Co.	USD	4,889	CNY	34,367	06/15/2020	(34,246)
State Street Bank & Trust Co.	USD	8,256	EUR	7,577	06/15/2020	54,114
State Street Bank & Trust Co.	USD	19,853	EUR	17,844	06/15/2020	(282,307)
State Street Bank & Trust Co.	USD	2,094	HKD	16,242	06/15/2020	103
State Street Bank & Trust Co.	USD	7,639	JPY	823,096	06/15/2020	35,044
State Street Bank & Trust Co.	USD	179	JPY	18,732	06/15/2020	(3,941)
UBS AG	EUR	4,679	USD	5,114	06/15/2020	(17,510)
UBS AG	GBP	2,686	USD	3,120	06/15/2020	(263,806)
UBS AG	JPY	518,613	USD	4,775	06/15/2020	(60,719)
UBS AG	USD	10,275	AUD	16,123	06/15/2020	232,910

						$1,135,761

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2020, the market value of this security amounted to $23,869,800 or 2.2% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)

As of April 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $258,223,867 and gross unrealized depreciation of investments was $(40,760,540), resulting in net unrealized appreciation of $217,463,327.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CNY – Chinese Yuan Renminbi

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

RUB – Russian Ruble

SEK – Swedish Krona

TWD – New Taiwan Dollar

ZAR – South African Rand

USD – United States Dollar

Country Breakdown1

April 30, 2020 (unaudited)

46.7%	United States
8.3%	Netherlands
5.1%	Ireland
4.7%	Denmark
4.6%	Germany
4.1%	Japan
4.1%	Switzerland
3.6%	France
3.4%	China
2.9%	India
1.7%	Hong Kong
1.5%	United Kingdom
1.3%	Brazil
1.1%	Austria
6.9%	Short-Term

100.0%	Total Investments

1	All data are as of April 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

AB Sustainable Global Thematic Fund

April 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2020:

Investments in Securities:	Level 1	Level 2		Level 3	Total
Assets:
Common Stocks:
Information Technology	$217,973,539	$60,705,245		$—	$278,678,784
Health Care	155,630,894	97,021,511		—	252,652,405
Industrials	74,529,395	55,916,116		—	130,445,511
Financials	43,303,426	63,052,440		—	106,355,866
Consumer Discretionary	53,129,199	18,027,365		—	71,156,564
Materials	20,508,871	49,221,166		—	69,730,037
Consumer Staples	41,487,597	10,086,803		—	51,574,400
Utilities	19,779,614	—		—	19,779,614
Communication Services	—	18,104,913		—	18,104,913
Short-Term Investments	73,958,836	—		—	73,958,836

Total Investments in Securities	700,301,371	372,135,559	(a)	—	1,072,436,930

Investments in Securities:	Level 1	Level 2	Level 3	Total
Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	—	5,707,562	—	5,707,562
Liabilities:
Forward Currency Exchange Contracts	—	(4,571,801)	—	(4,571,801)

Total	$700,301,371	$373,271,320	$—	$1,073,572,691

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended April 30, 2020 is as follows:

Fund	Market Value 07/31/2019 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 04/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$39,175	$224,640	$189,856	$73,959	$691